Note 9	12 Months Ended
Dec. 31, 2024
Cash Cash balances at central banks and other demand deposits [Abstract]
Disclosure Of Cash Cash Balances At Central Banks And Other Demand Deposits Explanatory [Text Block]	Cash, cash balances at central banks and other demand deposits
The breakdown of the balance under the heading “Cash, cash balances at central banks and other demand deposits” in the consolidated balance sheets is as follows:

Cash, cash balances at central banks and other demand deposits (Millions of Euros)
	Notes	2024	2023	2022
Cash on hand		8,636	7,751	6,533
Cash balances at central banks ⁽¹⁾		35,306	60,750	67,314
Other demand deposits		7,202	6,916	5,909
Total	8.2	51,145	75,416	79,756